CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Trade receivables, allowances for doubtful accounts and sales reserves	$ 17,436		$ 16,839
Preferred shares, par value		0.01		0.01
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Deferred shares, par value		1		1
Deferred shares, shares authorized	10	10	10	10
Deferred shares, share issued	1	1	1	1
Deferred shares, share outstanding	1	1	1	1
Ordinary shares, par value		0.01		0.01
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	261,223,970	261,223,970	261,223,970	261,223,970
Ordinary shares, shares outstanding	199,028,983	199,028,983	205,892,869	205,892,869
Treasury shares, shares	62,194,987	62,194,987	55,331,101	55,331,101